Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Beginning balance	$ 1,846,000	$ 2,920,000
Additions	1,117,000	459,000
Loss on modification	(202,000)	80,000
Depreciation	(1,827,000)	(1,621,000)
Interest expense		0
Payments		0
Effect of foreign exchange rates	113,000	8,000
Ending balance	1,047,000	1,846,000	$ 2,920,000
Lease liabilities
Beginning balance	1,300,000	2,441,000
Additions	1,117,000	446,000
Loss on modification	(214,000)	86,000
Interest expense	84,000	76,000	56,000
Interest expense.	84,000	76,000
Payments	(1,412,000)	(1,667,000)
Effect of foreign exchange rates	212,000	(82,000)
Ending balance	1,087,000	1,300,000	$ 2,441,000
Lease liabilities - current	777,000	1,282,000
Lease liabilities - non-current	$ 310,000	$ 18,000